Stockholders’ Equity (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 08, 2025	Aug. 13, 2024	Apr. 30, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stockholders’ Equity [Line Items]
Stock options issued to purchase shares	60,000	80,000
Gross proceeds (in Dollars)						$ 4,866,000	$ 509,000
Costs associated with sales						228,000	182,000
Director [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Common stock issued for cash (in Dollars)			$ 14,000	$ 14,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Issued shares relating to Restricted Stock Units						57,192
Restricted stock units vested						95,210
Exercise of stock options							15,229
Common Stock [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Issued shares relating to Restricted Stock Units			57,345
Restricted stock units vested			94,210
Common Stock [Member] | Director [Member]
Stockholders’ Equity [Line Items]
Common stock in payment of directors fees				4,600	9,185	30,699	39,845
Common stock issued for cash (in Dollars)				$ 14,000	$ 39,000	$ 108,000	$ 157,000
Common Stock [Member] | Director [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Stock options issued to purchase shares			4,484	4,600
Common Stock [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Stockholders’ Equity [Line Items]
Issued shares relating to Restricted Stock Units			7,775
Restricted stock units vested			12,159
ATM Offering [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock sold at the market offering						1,213,593	116,851